CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Accounts Receivable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Movements in the allowance for doubtful accounts
Balance at beginning of period	$ 0.4	$ 0.4
Current period provision for expected credit losses	1.0	0.7
Write-off	(1.3)	(0.7)
Balance at the end of the period	$ 0.1	$ 0.4